Financial liabilities at fair value through profit or loss - Trading liabilities by type (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	€ 35,255	€ 37,220
Equity securities
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	467	1,156
- Debt securities
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	3,185	2,492
Funds on deposit
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	5,437	10,443
- Derivatives
Disclosure of fair value measurement of liabilities [line items]
Trading liabilities	€ 26,166	€ 23,129